Investments in Equity Investees - Summarized Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized balance sheet
Current assets	$ 124,704	$ 116,020
Non-current assets	95,096	100,353
Current liabilities	(124,051)	(73,974)
Non-current liabilities	(48,690)	(17,302)
Net assets	47,059	125,097
Non-controlling interests	(2,518)	(3,113)
Net assets, excluding non-controlling interests	44,541	121,984	$ 110,616	$ 127,072
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized balance sheet
Current assets	141,268	124,512
Non-current assets	91,098	98,532
Current liabilities	(79,533)	(84,357)
Non-current liabilities	(6,074)	(6,909)
Net assets	146,759	131,778
Net assets, excluding non-controlling interests	$ 146,759	131,778	132,731	150,134
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Summarized balance sheet
Current assets		17,320
Current liabilities		(1,117)
Net assets		16,203
Net assets, excluding non-controlling interests		$ 16,203	$ 38,401	$ 33,611